Document and Entity Information	0 Months Ended
Mar. 10, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 10, 2014
Registrant Name	SUNAMERICA MONEY MARKET FUNDS INC
Central Index Key	0000724129
Amendment Flag	false
Document Creation Date	Mar. 10, 2014
Document Effective Date	Mar. 10, 2014
Prospectus Date	Apr. 30, 2013
Money Market | Class A
Risk/Return:
Trading Symbol	SMAAX
Money Market | Class I
Risk/Return:
Trading Symbol	NAIXX